Hod Maden and Other Investments in Associates - Summarized Financial Information in Associate 100% Basis and Adjustments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Administration expenses	[1]	$ (10,198)	$ (8,335)
Hod Maden Associate [member]
Disclosure of associates [line items]
Administration expenses		(994)	(1,387)
Other (expense) income		151	187
Total net loss		(843)	(1,200)
Company's share of net loss of associate		(253)	(360)
Entree Resources Limited [Member]
Disclosure of associates [line items]
Administration expenses		(2,632)	(123)
Other (expense) income		(154)	(333)
Total net loss		(2,786)	(456)
Company's share of net loss of associate		$ (690)	$ (99)

[1]	Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation